Schedule of other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating Profitloss
Amortization of intangible assets	$ 360	$ 384	$ 831
Depreciation of property, plant and equipment	157	746	750
Auditors’ remuneration - audit fees	250	267	193
Auditors’ remuneration - tax services			8
Directors’ emoluments	777	742	719
Other losses/(gains)	$ (16)	$ (89)	$ (30)